Commitments and Contingencies (Details)	1 Months Ended			6 Months Ended		12 Months Ended
	Aug. 31, 2012	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Jun. 30, 2013 USD ($) sqft	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($) sqft	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)
Commitments and Contingencies (Textual)
Area of leased building (sq. ft)				10,000		10,000	10,000
Rent expenses plus sales tax (per month)				$ 14,260		$ 14,260
Term of lease				5 years 6 months		5 years 6 months	5 years 6 months
Lease expiration date				Jul. 31, 2017		Jul. 31, 2017	Jul. 31, 2017
Approximate preliminary assessed trade tax		94,000	75,000
Approximate preliminary assessed corporate tax		0	0
Provision for advisory fees statutory, minimum						50,105	39,000
Description of Food and Drug Administration	The FDA was notified and all customers with units that had been distributed (a total of 5 customers in the U.S. and 2 customers internationally) were contacted and the units were recalled and replaced with re-inspected and passed units, or internationally re-inspected under 100% enhanced inspection guidelines; this recall and replacement process was completed in November 2012 and there are no affected units on the marketplace.			The FDA was notified and all customers with units that had been distributed (a total of 5 customers in the U.S. and 2 customers internationally) were contacted and the units were recalled and replaced with re-inspected and passed units, or internationally re-inspected under 100% enhanced inspection guidelines; this recall and replacement process was completed in the US in September 2012 and internationally in November 2012 and there are no affected units on the marketplace.
Rent expense				$ 96,444	$ 96,367	$ 190,023		$ 180,255